LEASES (Schedule of Right-of-use assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 1,331
Balance at end of year	1,772
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,331
Balance at end of year	1,772
Net book value [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,147
Balance at end of year	1,515
Net book value [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	184
Balance at end of year	257
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	2,131
Additions during year	722
Deletions during year	420
Balance at end of year	2,433
Cost [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,552
Additions during year	545
Deletions during year	0
Balance at end of year	2,097
Cost [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	579
Additions during year	177
Deletions during year	420
Balance at end of year	336
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	800
Additions during year	265
Deletions during year	404
Balance at end of year	(661)
Accumulated depreciation [member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	405
Additions during year	177
Deletions during year	0
Balance at end of year	(582)
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	395
Additions during year	88
Deletions during year	404
Balance at end of year	$ (79)